EATON VANCE ENHANCED EQUITY INCOME FUND II

Supplement to Prospectus dated April 11, 2019

EATON VANCE TAX-MANAGED BUY-WRITE INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE OPPORTUNITIES FUND

Supplement to Prospectuses dated April 29, 2019

EATON VANCE TAX-MANAGED BUY-WRITE OPPORTUNITIES FUND

Supplement to Prospectus dated July 29, 2019

EATON VANCE FLOATING-RATE INCOME TRUST

Supplement to Prospectus dated September 26, 2019

EATON VANCE SENIOR INCOME TRUST

Supplement to Prospectus dated October 24, 2019

EATON VANCE NATIONAL MUNICIPAL OPPORTUNITIES TRUST

Supplement to Prospectus dated November 26, 2019

EATON VANCE ENHANCED EQUITY INCOME FUND

Supplement to Prospectus dated January 14, 2020

EATON VANCE SENIOR FLOATING-RATE TRUST

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND

EATON VANCE TAX-MANAGED DIVERSIFIED EQUITY INCOME FUND

Supplement to Prospectuses dated February 20, 2020

EATON VANCE TAX-MANAGED GLOBAL DIVERSIFIED EQUITY INCOME FUND

Supplement to Prospectus dated February 21, 2020

1.	The following is added to the section titled “Special Risk Considerations” under “Prospectus Summary” and to the section titled “Additional Risk Considerations” or “Risk Considerations,” as applicable, under “Investment Objectives, Policies and Risks”:

Recent Market Events. An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and result in a substantial economic downturn.  Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways.  Any such impact could adversely affect the Fund’s performance or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

March 23, 2020